Accrued Expense and Other Liabilities	12 Months Ended
Sep. 30, 2025
Accrued Expense and Other Liabilities [Abstract]
ACCRUED EXPENSE AND OTHER LIABILITIES

Note 15 — ACCRUED EXPENSE AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	September 30, 2025	September 30, 2024
Payroll payables	$381,274	$229,130
Acquisition consideration payable (a)	207,734	-
Professional fee and others	272,195	420,637
Total	$861,203	$649,767

(a)	The payable amount related to Wenzhou SPA (detail see Note 4).